Accounting policies (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) segment	Dec. 31, 2020 EUR (€)	Jun. 01, 2015 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Trade receivables	€ 372.7	€ 341.7
Founder Preferred Shares Dividend Reserve	€ 166.0	245.5	€ 531.5
Number of operating segments | segment	1
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Trade receivables	€ 376.3	€ 346.1
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	40 years
Plant and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	14 years
Computer equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Computer equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Computer software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	5 years
Computer software | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	10 years
Brands
Disclosure of detailed information about intangible assets [line items]
Years established	20 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	14 years